Pension and other post-employment benefits - Schedule of Weighted Average Assumptions Used to Determine Net Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.19%	5.35%
Expected return on assets	6.27%	6.38%
Rate of compensation increase	5.10%	3.99%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.22%	5.49%
Expected return on assets	5.64%	6.45%
Health care cost trend rate
Before Age 65	7.00%	6.00%
Age 65 and after	6.00%	6.00%
Assumed ultimate medical inflation rate	4.50%	4.75%
Year in which ultimate rate is reached	2034	2033